RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES

10	RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES

	2024	2023
	USD	USD

Restricted bank deposits	592,652	628,156
Cash and bank balances	2,963,301	3,979,416
Total	3,555,953	4,607,572

Restricted bank deposits are pledged to banks as security deposits for the auction of logs.

Details of impairment assessment of restricted bank deposits, and cash and bank balances are set out in note 24.